Document and Entity Information	Jan. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 27, 2017
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 27, 2017
Prospectus Date	Jan. 01, 2017
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Prospectus:
Trading Symbol	VAGLX
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Prospectus:
Trading Symbol	VMGLX
Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Prospectus:
Trading Symbol	VCGLX